Schedule of accounts receivable (Details) (Pharanthetical) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)
Line of Credit Facility [Line Items]
Accounts receivable	$ 1,851,503		$ 1,802,316
United Overseas Bank Limited [Member]
Line of Credit Facility [Line Items]
Accounts receivable	$ 600,000	$ 0.8	$ 600,000	$ 0.8